PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 666,267,325	$ 560,033,200
Dividends	$ 47,242,928
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	733,646	752,746
Investments at fair value	$ 82,454,473	$ 72,082,995
Dividends	1,829,151
Investment, selling price	11,814,658
Investment, net realized gains	763,585
Investment, purchase cost	$ 9,322,309